Credit related Commitments and Contingent Liabilities - Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy	€ 412	€ 280